UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22444

Western Asset High Yield Defined

Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.2%
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,060,000	$959,300	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	920,000	955,650	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,350,000	1,363,963	(a)

Total Auto Components				3,278,913

Diversified Consumer Services - 2.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,930,000	1,973,425	(a)
frontdoor Inc., Senior Notes	6.750%	8/15/26	610,000	626,013	(a)
Prime Security Services Borrower LLC/Prime Finance Inc.	9.250%	5/15/23	1,127,000	1,210,173	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000	1,152,312
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,060,000	2,963,090	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	970,000	1,052,450	(a)

Total Diversified Consumer Services				8,977,463

Hotels, Restaurants & Leisure - 2.6%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/23	1,136,337	1,136,337	(a)(b)(c)(d)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	440,000	468,600	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,490,000	1,555,188
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	1,870,000	1,874,675	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	500,000	528,750	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	2,090,000	2,103,062	(a)
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	880,000	933,988
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	812,000	886,095	(a)

Total Hotels, Restaurants & Leisure				9,486,695

Household Durables - 0.1%
LGI Homes Inc., Senior Notes	6.875%	7/15/26	590,000	587,788	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 10.9%
Altice France SA, Senior Secured Notes	6.250%	5/15/24	2,560,000	$2,537,600	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,120,000	3,077,100	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	5,780,000	5,881,150	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	10,220,000	9,887,850	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	180,000	172,125	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,059,973	(a)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	500,000	446,875
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,007,000	1,753,616
DISH DBS Corp., Senior Notes	7.750%	7/1/26	8,518,000	7,719,437
Meredith Corp., Senior Notes	6.875%	2/1/26	790,000	801,850	(a)
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	550,000	566,482
Univision Communications, Inc.	6.750%	9/15/22	554,000	567,158	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	1,500,000	1,400,625	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	860,000	890,100	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,080,000	1,070,550	(a)
Virgin Media Finance PLC, Senior Secured Notes	5.500%	8/15/26	230,000	226,550	(a)

Total Media				40,059,041

Specialty Retail - 0.7%
Hertz Corp., Senior Notes	5.875%	10/15/20	1,580,000	1,579,510
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	860,000	868,600	(a)

Total Specialty Retail				2,448,110

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	640,000	619,200	(a)

TOTAL CONSUMER DISCRETIONARY				65,457,210

CONSUMER STAPLES - 0.6%
Food Products - 0.1%
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	420,000	400,050	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.3%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	570,000	$590,662
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	460,000	474,375

Total Household Products				1,065,037

Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	820,000	788,225

TOTAL CONSUMER STAPLES				2,253,312

ENERGY - 18.0%
Energy Equipment & Services - 1.4%
Ensco PLC, Senior Notes	7.750%	2/1/26	350,000	335,563
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	440,000	413,600	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	1,480,000	1,483,700	(a)
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	1,010,000	1,041,562	(a)
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	540,000	544,725	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	440,000	475,750	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	920,000	762,450

Total Energy Equipment & Services				5,057,350

Oil, Gas & Consumable Fuels - 16.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000	361,250
Berry Petroleum Co. Escrow	—	—	640,000	0	*(b)(c)(e)
Berry Petroleum Co. Escrow	—	—	1,571,000	0	*(b)(c)(e)
Berry Petroleum Co., LLC, Senior Notes	7.000%	2/15/26	440,000	456,368	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,920,000	1,967,962	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	169,000	169,634
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	450,000	484,875
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	680,000	725,050
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,960,000	2,058,000
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	3,320,000	3,220,400
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	320,000	312,000

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	890,000	$911,137
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	360,000	365,400
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,490,000	1,469,257
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,400,000	1,395,559
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	760,000	778,050	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,492,725
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	2,080,000	1,331,200
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	450,000	423,563	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	980,000	918,750
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	1,009,477
Magnum Hunter Resources Corp. Escrow	—	—	3,530,000	0	*(b)(c)(e)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	70,000	63,875	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	5,810,000	5,301,625	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	850,000	872,312
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	979,600	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,140,000	2,182,800
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,553,000	1,587,942
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	880,000	896,500	(a)
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,920,000	1,680,960	(f)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,340,000	1,205,665	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,650,000	3,180,975
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000	4,062,619
QEP Resources Inc., Senior Notes	5.625%	3/1/26	450,000	432,000
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,160,000	1,116,500
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	681,150	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	687,350	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,020,000		$581,043
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,890,000		1,944,337	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	500,000		503,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	500,000		513,125	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	245,000		244,388
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	2,460,000		2,395,425	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,750,000		2,422,750	(a)
Vesta Energy Corp.	8.125%	7/24/23	820,000	CAD	625,996
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,390,000		1,435,175
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000		426,237
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000		541,602
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		403,607
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000		1,749,600
WPX Energy Inc., Senior Notes	6.000%	1/15/22	710,000		736,625
WPX Energy Inc., Senior Notes	8.250%	8/1/23	460,000		524,400
WPX Energy Inc., Senior Notes	5.750%	6/1/26	400,000		405,000
YPF SA, Senior Notes	6.950%	7/21/27	790,000		648,914	(a)

Total Oil, Gas & Consumable Fuels					60,884,504

TOTAL ENERGY					65,941,854

FINANCIALS - 11.8%
Banks - 7.3%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,120,000		1,209,600	(g)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,550,000		1,781,275	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,950,000		2,118,207

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes (8.250% to 12/15/18 then USD 5 year Swap Rate + 6.705%)	8.250%	12/15/18	340,000		$344,788	(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	810,000		853,942	(a)(g)(h)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		112,475
CIT Group Inc., Senior Notes	5.000%	8/1/23	360,000		366,750
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,080,000		3,168,550	(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000		1,466,655	(a)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	660,000		691,753	(a)(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		864,300	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000		290,000	(g)(h)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Annual + 6.884%)	7.000%	1/19/21	750,000	EUR	897,671	(f)(g)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,980,000		3,605,733	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	510,000		463,734	(a)(g)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USDLIBOR + 3.330%)	6.100%	10/1/24	1,000,000		1,042,500	(g)(h)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	350,000		390,180

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (4.654% to 9/30/27 then 3 mo. USDLIBOR + 2.320%)	4.654%	9/30/27	7,000,000		$6,594,000	(g)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	610,000		654,469	(g)(h)

Total Banks					26,916,582

Capital Markets - 0.3%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	890,000		934,500

Consumer Finance - 0.4%
Navient Corp., Senior Notes	6.750%	6/15/26	1,540,000		1,514,975

Diversified Financial Services - 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	360,000		368,737
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	3,765,000		2,899,050	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	2,723,000		2,682,155	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	600,000	EUR	692,515	(f)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000		132,902
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000		3,449,630
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000		330,675
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	360,000		356,850	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	800,000		824,000	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	2,220,000		2,264,400	(a)

Total Diversified Financial Services					14,000,914

TOTAL FINANCIALS					43,366,971

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 8.8%
Health Care Equipment & Supplies - 0.6%
DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,190,000		$1,234,982	(a)
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	620,000	GBP	749,892	(f)

Total Health Care Equipment & Supplies					1,984,874

Health Care Providers & Services - 3.0%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	540,000		488,700	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	1,369,000		1,430,605	(b)(c)(i)
BioScrip Inc., Senior Notes	8.875%	2/15/21	670,000		644,875
Centene Corp., Senior Notes	5.625%	2/15/21	630,000		644,175
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		389,888
Centene Corp., Senior Notes	4.750%	1/15/25	335,000		337,513
DaVita Inc., Senior Notes	5.750%	8/15/22	1,400,000		1,422,750
DaVita Inc., Senior Notes	5.000%	5/1/25	870,000		828,675
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		985,000
NVA Holdings Inc., Senior Notes	6.875%	4/1/26	870,000		868,912	(a)
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	580,000		601,025	(a)(d)
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	830,000		886,025	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,540,000		1,632,400

Total Health Care Providers & Services					11,160,543

Pharmaceuticals - 5.2%
Bausch Health Cos. Inc., Senior Notes	7.500%	7/15/21	780,000		793,849	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	840,000		806,190	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,290,000		3,072,037	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000		1,485,750	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	420,000		444,675	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,615,000		1,558,475	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	1,615,000		1,388,900	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	150,000	$145,687
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	10,050,000	9,405,687

Total Pharmaceuticals				19,101,250

TOTAL HEALTH CARE				32,246,667

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.2%
Heligear Acquisition Co., Senior Secured Notes	10.250%	10/15/19	620,000	626,249	(a)

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	678,000	702,896	(a)
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	810,000	837,338	(a)

Total Air Freight & Logistics				1,540,234

Airlines - 0.2%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	678,321	746,696	(c)

Building Products - 0.8%
Standard Industries Inc., Senior Notes	5.375%	11/15/24	500,000	503,125	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	650,000	619,125	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,790,000	1,674,187	(a)

Total Building Products				2,796,437

Commercial Services & Supplies - 1.0%
Brink’s Co., Senior Notes	4.625%	10/15/27	340,000	318,750	(a)
Core & Main LP, Senior Notes	6.125%	8/15/25	450,000	434,250	(a)
Garda World Security Corp/Old, Senior Notes	7.250%	11/15/21	540,000	533,925	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	2,000,000	1,905,000	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	800,000	592,000

Total Commercial Services & Supplies				3,783,925

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	860,000	918,050	(a)

Construction Materials - 0.1%
New Enterprise Stone & Lime Co. Inc., Senior Secured Notes	6.250%	3/15/26	510,000	520,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 2.0%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	2,104,000	$1,983,020	(a)
Blueline Rental Finance Corp./Blueline Rental LLC	9.250%	3/15/24	2,610,000	2,747,025	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	750,000	776,250	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	940,000	975,250
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	639,000	656,572

Total Machinery				7,138,117

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes	8.125%	11/15/21	1,670,000	1,444,550	(a)

Road & Rail - 0.2%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,000,000	875,000	(a)

Trading Companies & Distributors - 0.1%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	370,000	365,856	(a)

Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	920,000	845,250	(a)

TOTAL INDUSTRIALS				21,600,564

INFORMATION TECHNOLOGY - 3.2%
Internet Software & Services - 1.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	490,000	523,075
Match Group Inc., Senior Notes	5.000%	12/15/27	3,390,000	3,347,625	(a)

Total Internet Software & Services				3,870,700

IT Services - 0.2%
Verscend Escrow Corp., Senior Notes	9.750%	8/15/26	830,000	852,576	(a)

Software - 1.0%
CDK Global Inc., Senior Notes	5.875%	6/15/26	2,040,000	2,099,446
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	948,496	545,385	(a)(d)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	850,000	878,687	(a)

Total Software				3,523,518

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.9%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	270,000	$288,698	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	718,882
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,255,560
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	197,566

Total Technology Hardware, Storage & Peripherals				3,460,706

TOTAL INFORMATION TECHNOLOGY				11,707,500

MATERIALS - 6.9%
Containers & Packaging - 2.2%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,913,620	1,918,404	(a)(d)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	830,000	875,650	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,290,000	1,264,200	(a)
Berry Global Inc., Secured Notes	4.500%	2/15/26	1,110,000	1,043,400	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	446,900
Pactiv LLC, Senior Notes	8.375%	4/15/27	2,280,000	2,485,200

Total Containers & Packaging				8,033,754

Metals & Mining - 4.7%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	500,000	532,500	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,130,000	1,224,637	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	410,000	424,350	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,359,332
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	310,000	303,800	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,110,000	1,072,537	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	10,000	9,942
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	450,000	447,611
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	299,925
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	770,000	825,825
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	366,225
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	500,000	483,750
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,270,000	1,139,317
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	500,000	511,250	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	670,000	684,238	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,202,654	13,576	*(a)(j)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Northwest Acquisitions ULC/Dominion Finco Inc., Senior Secured Notes	7.125%	11/1/22	560,000	$573,300	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	1,970,000	2,167,000	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	260,000	275,028
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,566,875
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	875,625

Total Metals & Mining				17,156,643

TOTAL MATERIALS				25,190,397

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	130,000	130,975
CoreCivic Inc., Senior Notes	4.625%	5/1/23	170,000	165,750
GEO Group Inc., Senior Notes	6.000%	4/15/26	810,000	785,700

Total Equity Real Estate Investment Trusts (REITs)				1,082,425

Real Estate Management & Development - 0.6%
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	620,000	581,250	(a)
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	1,820,000	1,772,498	(a)

Total Real Estate Management & Development				2,353,748

TOTAL REAL ESTATE				3,436,173

TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 2.7%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	965,000	986,713	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,570,000	1,575,887
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,614,150	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	600,000	594,060	(a)
Windstream Services LLC/Windstream Finance Corp.	10.500%	6/30/24	6,265,000	5,074,650	(a)

Total Diversified Telecommunication Services				9,845,460

Wireless Telecommunication Services - 5.7%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	200,000	219,500	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,520,000	2,623,950	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	899,000	1,048,459	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,266,560
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	143,975
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,220,000	2,247,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	420,000		$441,000
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,452,000		1,716,990
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000		3,408,850
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000		557,910
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000		854,392	(f)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000		555,355	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,730,000		2,907,201	(a)

Total Wireless Telecommunication Services					20,991,892

TOTAL TELECOMMUNICATION SERVICES					30,837,352

UTILITIES - 1.9%
Electric Utilities - 1.1%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000		1,638,449
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,060,000		1,503,800	*(k)
Red Oak Power LLC, Senior Secured Notes	9.200%	11/30/29	1,000,000		1,141,250

Total Electric Utilities					4,283,499

Gas Utilities - 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.750%	3/1/25	1,930,000		1,876,925
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,020,000		969,000

Total Gas Utilities					2,845,925

TOTAL UTILITIES					7,129,424

TOTAL CORPORATE BONDS & NOTES (Cost - $293,818,959)					309,167,424

SOVEREIGN BONDS - 5.6%
Argentina - 1.7%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	44.868%	6/21/20	56,620,000	ARS	1,603,395	(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	2,490,000		$1,954,650
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,420,000		2,497,455

Total Argentina					6,055,500

Brazil - 0.9%
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/21	566,000	BRL	139,276
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/23	13,700,000	BRL	3,209,044

Total Brazil					3,348,320

Ecuador - 1.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	750,000		777,188	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	4,220,000		4,056,475	(a)

Total Ecuador					4,833,663

Russia - 1.3%
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	90,000,000	RUB	1,307,561
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	266,149,000	RUB	3,570,867

Total Russia					4,878,428

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	11,590,000	UYU	346,849	(f)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	41,750,000	UYU	1,076,015	(f)

Total Uruguay					1,422,864

TOTAL SOVEREIGN BONDS (Cost - $23,646,995)					20,538,775

SENIOR LOANS - 5.2%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.4%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.320-4.450%	4/6/24	1,469,924		1,471,455	(h)(l)(m)

Media - 0.5%
American Media Inc., Term Loan (3 mo. LIBOR + 8.000%)	10.334%	10/1/18	980,000		970,200	(b)(c)(h)(l)(m)
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.080%	4/30/25	1,034,337		1,035,953	(h)(l)(m)

Total Media					2,006,153

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 2.4%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.050%	3/11/22	9,399,980	$8,065,521	(h)(l)(m)
Spencer Gifts LLC, Second Lien Term Loan (1 mo. LIBOR + 8.250%)	10.320%	6/29/22	900,000	669,000	(h)(l)(m)

Total Specialty Retail				8,734,521

TOTAL CONSUMER DISCRETIONARY				12,212,129

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Class A Loan (1 mo. LIBOR + 7.500%)	9.576%	8/23/21	590,000	617,103	(h)(l)(m)

INDUSTRIALS - 0.6%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.077%	1/15/25	994,987	995,351	(h)(l)(m)

Trading Companies & Distributors - 0.3%
Beacon Roofing Supply Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.321%	1/2/25	1,157,100	1,153,587	(h)(l)(m)

TOTAL INDUSTRIALS				2,148,938

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
First Data Corp., 2024 Term Loan (1 mo. LIBOR + 2.000%)	4.066%	4/26/24	500,000	499,844	(h)(l)(m)

MATERIALS - 0.3%
Containers & Packaging - 0.3%
Reynolds Group Holdings Inc., Term Loan (1 mo. LIBOR + 2.750%)	4.826%	2/5/23	994,950	999,189	(h)(l)(m)

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Iron Mountain Information Management LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.826%	1/2/26	997,500	985,655	(h)(l)(m)

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.313%	9/30/25	1,300,000	1,299,492	(h)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000% PIK)	10.067%	2/7/23	352,170	$355,691	(d)(h)(l)(m)

TOTAL SENIOR LOANS (Cost - $19,504,585)				19,118,041

			SHARES
COMMON STOCKS - 2.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Bossier Casino Venture Holdco Inc.			68,957	1,614,283	*(b)(c)

ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			46,103	13,001	*(b)(c)

Oil, Gas & Consumable Fuels - 1.4%
Berry Petroleum Corp.			247,946	4,063,833	*
Blue Ridge Mountain Resources Inc.			183,339	1,105,534	*(b)(c)
MWO Holdings LLC			442	0	*(b)(c)(e)

Total Oil, Gas & Consumable Fuels				5,169,367

TOTAL ENERGY				5,182,368

INDUSTRIALS - 0.0%
Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			2,532	0	*(a)(b)(c)(e)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			24,398	561,154	*(b)(c)

TOTAL COMMON STOCKS (Cost - $9,834,377)				7,357,805

			FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.3%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.2%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,595,000	2,287,500
GCI Liberty Inc., Senior Notes	1.750%	9/30/46	460,000	483,062	(a)
Liberty Media Corp., Senior Notes	2.125%	3/31/48	890,000	908,494	(a)
Live Nation Entertainment Inc., Senior Notes	2.500%	3/15/23	580,000	602,109	(a)

TOTAL CONSUMER DISCRETIONARY				4,281,165

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter Inc., Senior Notes	1.000%	9/15/21	480,000	$451,282

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,599,414)				4,732,447

			SHARES
PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $1,714,352)	8.099%		76,500	2,050,200	(h)

			FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $500,681)	2.750%	11/15/23	500,000	500,108

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Berry Petroleum Co. (6.000% Cash or 6.000% PIK) (Cost - $15,075)	6.000%		1,496	20,632	(d)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $353,634,438)				363,485,432

SHORT-TERM INVESTMENTS - 0.3%
Dreyfus Government Cash Management, Institutional Shares (Cost - $1,101,299)	1.850%		1,101,299	1,101,299

TOTAL INVESTMENTS - 99.3% (Cost - $354,735,737)				364,586,731
Other Assets in Excess of Liabilities - 0.7%				2,717,645

TOTAL NET ASSETS - 100.0%				$367,304,376

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Value is less than $1.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Restricted security (Note 2).

(j)	The maturity principal is currently in default as of August 31, 2018.

(k)	The coupon payment on these securities is currently in default as of August 31, 2018.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

At August 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	42,460	USD	50,000	Barclays Bank PLC	10/18/18	$(534)
GBP	300,000	USD	384,252	Barclays Bank PLC	10/18/18	5,472
USD	114,104	CAD	150,000	Barclays Bank PLC	10/18/18	(947)
USD	517,714	CAD	680,000	Barclays Bank PLC	10/18/18	(3,849)
USD	516,058	GBP	388,963	Barclays Bank PLC	10/18/18	10,765
USD	721,644	EUR	612,000	Goldman Sachs & Co.	10/18/18	8,654
USD	929,176	EUR	788,000	Goldman Sachs & Co.	10/18/18	11,143

Total						$30,704

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$64,320,873	$1,136,337		$65,457,210
Energy	—	65,941,854	0	*	65,941,854
Health Care	—	30,816,062	1,430,605		32,246,667
Industrials	—	20,853,868	746,696		21,600,564
Other Corporate Bonds & Notes	—	123,921,129	—		123,921,129
Sovereign Bonds	—	20,538,775	—		20,538,775
Senior Loans:
Consumer Discretionary	—	11,241,929	970,200		12,212,129
Other Senior Loans	—	6,905,912	—		6,905,912
Common Stocks:
Consumer Discretionary	—	—	1,614,283		1,614,283
Energy	$4,063,833	—	1,118,535		5,182,368
Industrials	—	—	0	*	0	*
Utilities	—	—	561,154		561,154
Convertible Bonds & Notes	—	4,732,447	—		4,732,447
Preferred Stocks	2,050,200	—	—		2,050,200
U.S. Government & Agency Obligations	—	500,108	—		500,108
Convertible Preferred Stocks	—	20,632	—		20,632

Total Long-Term Investments	6,114,033	349,793,589	7,577,810		363,485,432

Short-Term Investments†	1,101,299	—	—		1,101,299

Total Investments	$7,215,332	$349,793,589	$7,577,810		$364,586,731

Other Financial Instruments:
Forward Foreign Currency Contracts	—	36,034	—		36,034

Total	$7,215,332	$349,829,623	$7,577,810		$364,622,765

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$5,330	—	$5,330

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At August 31, 2018, the security valued at $4,063,833 was transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF MAY 31, 2018		ACCRUED PREMIUMS/ DISCOUNTS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)[1]	PURCHASES
Corporate Bonds & Notes:
Consumer Discretionary	$1,097,498		—	—	—	$38,839
Energy	0	*	—	—	—	—
Health Care	1,430,605		$602	—	$(602)	—
Industrials	—		—	—	—	—
Senior Loans:
Consumer Discretionary	661,500		11,100	—	5,587	961,013
Energy	73,142		55	$1,260	11,592	—
Common Stocks:
Consumer Discretionary	1,545,326		—	—	68,957	—
Energy	1,525,548		—	—	(407,013)	—
Industrials	0	*	—	—	—	—
Utilities	542,856		—	—	18,298	—

Total	$6,876,475		$11,757	$1,260	$(303,181)	$999,852

Notes to Schedule of Investments (unaudited) (continued)

INVESTMENTS IN SECURITIES (cont’d)	SALES	TRANSFERS INTO Level 3[2]	TRANSFERS OUT OF Level 3[3]	BALANCE AS OF AUGUST 31, 2018		NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FOR INVESTMENTS IN SECURITIES STILL HELD AT AUGUST 31, 2018[1]
Corporate Bonds & Notes:
Consumer Discretionary	—	—	—	$1,136,337		—
Energy	—	—	—	0	*	—
Health Care	—	—	—	1,430,605		$(602)
Industrials	—	$746,696	—	746,696		—
Senior Loans:
Consumer Discretionary	—	—	$(669,000)	970,200		(1,760)
Energy	$(86,049)	—	—	—		—
Common Stocks:
Consumer Discretionary	—	—	—	1,614,283		68,957
Energy	—	—	—	1,118,535		(407,013)
Industrials	—	—	—	0	*	—
Utilities	—	—	—	561,154		18,298

Total	$(86,049)	$746,696	$(669,000)	$7,577,810		$(322,120)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Value at 8/31/2018		Value Per Share/Unit	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stock	1,496	2/17	$15,075	$20,632		$13.79	0.01%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$1,369,000	6/17	1,358,003	1,430,605	(a)	104.50	0.39

			$1,373,078	$1,451,237			0.40%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018